Average Annual Total Returns - Delaware Tax-Free Pennsylvania Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	1.52%	4.17%	3.72%	(0.27%)	3.47%	3.47%	(0.46%)	3.35%	3.41%	0.83%	3.36%	3.43%	2.58%	3.65%	3.17%	4.62%	4.67%	4.89%	Dec. 31, 2013